Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reverse Recapitalization [Abstract]
Reverse recapitalization

Note 5 — Reverse recapitalization

On March 11, 2024, Lakeshore merged with and into the Company for the sole purpose of reincorporating Lakeshore into the State of Delaware. Immediately after the Reincorporation, the Company consummated the merger between the Company and NMI, resulting in the stockholders of NMI becoming 84.7% stockholders of the Company and the Company becoming the 100% stockholder of Nature’s Miracle. Lakeshore was treated as the “acquired” company for financial reporting purposes. Accordingly, the financial statements of the Company represent the continuation of the financial statements of NMI, with the Merger reflected as the equivalent of NMI issuing ordinary shares for the net assets of Lakeshore, accompanied by a recapitalization. The net assets of Lakeshore were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of NMI. The shares and corresponding capital amounts and all per share data related to NMI outstanding shares prior to the reverse recapitalization have been retroactively adjusted.

The following table presents the number of the Company’s common stock issued and outstanding immediately following the reverse recapitalization:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,718
Shares issued for commitment fee	5,114
Bonus shares issued to investors	5,533
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

In connection with the reverse recapitalization, the Company has assumed 120,858 warrants outstanding, which consisted of 115,000 public warrants and 5,858 private warrants. Both of the public warrants and private warrants met the criteria for equity classification. (see Note 13 Equity for details)

In connection with the reverse recapitalization, the Company raised approximately $1.1 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $15.1 million of funds held in Lakeshore’s trust account, net of approximately $13.9 million paid to redeem 41,552 public shares of Lakeshore’s ordinary shares, approximately $1.0 million in transaction costs incurred by Lakeshore, and repayments of a promissory note in the amount of $75,000 issued to Lakeshore’s related party. NMI incurred approximately $1.2 million of transaction costs, which consisted of direct incremental legal and accounting fees in connection with the Merger. The net effect of the above with the net liabilities assumed from Lakeshore of approximately $1.6 million was recorded to the Company’s retained deficit of $2,833,474.

The following table reconcile the elements of the reverse recapitalization to the consolidated statements of cash flows and the changes in shareholders’ equity (deficit):

As of March 11, 2024
Funds held in Lakeshore’s trust account	$15,067,702
Funds held in Lakeshore’s operating cash account	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)
Less: repayments of promissory note – related party of Lakeshore’	(75,000)
Less: notes assumed from Lakeshore	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)
Less: transaction costs paid by NMI	(1,230,857)
Add: receivable assumed from Lakeshore	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$(2,833,474)

Note 5 — Reverse recapitalization

On March 11, 2024, Lakeshore merged with and into the Company for the sole purpose of reincorporating Lakeshore into the State of Delaware. Immediately after the Reincorporation, the Company consummated the merger between the Company and NMI, resulting in the stockholders of NMI becoming 84.7% stockholders of the Company and the Company becoming the 100% stockholder of Nature’s Miracle. Lakeshore was treated as the “acquired” company for financial reporting purposes. Accordingly, the financial statements of the Company represent the continuation of the financial statements of NMI, with the Merger reflected as the equivalent of NMI issuing ordinary shares for the net assets of Lakeshore, accompanied by a recapitalization. The net assets of Lakeshore were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of NMI. The shares and corresponding capital amounts and all per share data related to NMI outstanding shares prior to the reverse recapitalization have been retroactively adjusted.

The following table presents the number of the Company’s common stock issued and outstanding immediately following the reverse recapitalization:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,718
Shares issued for commitment fee	5,114
Bonus shares issued to investors	5,533
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

In connection with the reverse recapitalization, the Company has assumed 120,858 warrants outstanding, which consisted of 115,000 public warrants and 5,858 private warrants. Both of the public warrants and private warrants met the criteria for equity classification. (see Note 14 Equity for details)

In connection with the reverse recapitalization, the Company raised approximately $1.1 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $15.1 million of funds held in Lakeshore’s trust account, net of approximately $13.9 million paid to redeem 41,552 public shares of Lakeshore’s ordinary shares, approximately $1.0 million in transaction costs incurred by Lakeshore, and repayments of a promissory note in the amount of $75,000 issued to Lakeshore’s related party. NMI incurred approximately $1.2 million of transaction costs, which consisted of direct incremental legal and accounting fees in connection with the Merger. The net effect of the above with the net liabilities assumed from Lakeshore of approximately $1.6 million was recorded to the Company’s retained deficit of $2,833,474.

The following table reconcile the elements of the reverse recapitalization to the consolidated statements of cash flows and the changes in shareholders’ equity (deficit):

As of March 11, 2024
Funds held in Lakeshore’s trust account	$15,067,702
Funds held in Lakeshore’s operating cash account	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)
Less: repayments of promissory note – related party of Lakeshore’	(75,000)
Less: notes assumed from Lakeshore	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)
Less: transaction costs paid by NMI	(1,230,857)
Add: receivable assumed from Lakeshore	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$(2,833,474)